Subsequent Events - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Dec. 31, 2015 Vessel
1992-built shuttle tankers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of assets | $	$ 5.1
Kilimanjaro Spirit And Fuji Spirit Conventional Tankers [Member]
Subsequent Event [Line Items]
Operating lease arrangement period, lessor		3 years
Additional term of contract		1 year
Kilimanjaro Spirit And Fuji Spirit Conventional Tankers [Member] | Vessel One [Member]
Subsequent Event [Line Items]
Operating lease arrangement period, lessor		2 years
Number of vessels		1
Kilimanjaro Spirit And Fuji Spirit Conventional Tankers [Member] | Vessel Two [Member] | Spot Conventional Tanker Market [Member]
Subsequent Event [Line Items]
Number of vessels		1